Convertible Notes Payable (Details) - USD ($)																					1 Months Ended								3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 21, 2023	Oct. 01, 2023	May 16, 2023	May 03, 2023	Apr. 01, 2023	Mar. 13, 2023	Feb. 01, 2023	Jan. 25, 2023	Jan. 17, 2023	Jan. 13, 2023	Oct. 24, 2022	Oct. 03, 2022	Oct. 02, 2022	Oct. 01, 2022	Mar. 07, 2022	Feb. 02, 2022	May 14, 2021	Dec. 01, 2020	Jul. 02, 2020	Jul. 01, 2020	Jun. 20, 2023	Oct. 31, 2022	Sep. 15, 2022	Jul. 31, 2022	May 31, 2022	Feb. 22, 2022	Oct. 31, 2020	Jul. 31, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 23, 2023	May 24, 2023	Apr. 24, 2023	Apr. 20, 2023	Mar. 31, 2023	Dec. 12, 2022	Oct. 20, 2022	Sep. 02, 2022	May 20, 2022	Jul. 31, 2021	Oct. 02, 2020	Sep. 23, 2020	Jul. 06, 2020
Convertible Notes Payable (Details) [Line Items]
Promissory notes																													$ 51,239		$ 51,239
Effective interest rate																																						18.00%
Common stock, par value (in Dollars per share)																													$ 0.001		$ 0.001		$ 0.001
Debt discount																													$ 1,387,500		$ 1,387,500
Shares of common stock (in Shares)																																	6,946,851
Gross proceeds															$ 2,659,750						$ 69,137		$ 796,000
Common stock, par value (in Dollars per share)			$ 0.075
Warrants issued (in Shares)																															562,500		562,500
Gain loss on extinguishment of debt																																$ 147,256	$ (832,482)	$ 1,025,655
Repayment towards notes																																	5,000
Convertible note																													7,801,046		7,801,046		1,683,694
Repaid principal amount																															188,571
Beneficial conversion feature																															1,250,000
Warrant issued shares			$ 2,200,000																														$ 1,061,088	5,156,994
Restricted shares (in Shares)			375,000
Shares issued (in Shares)																																	2,250,691						3,767,925
Debt discount																																	$ 230,162
Remaining balance																																	866,650
The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																																	63,915
Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Gross proceeds				$ 100,000		$ 300,000		$ 750,000
The September 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																																		341,880
The Second February 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																																	299,400
The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Repayment towards notes																																	785,714
The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																																	185,714
Repayment towards notes																																	714,286
The Second October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repayment towards notes																																	47,143
The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Promissory notes																																											$ 115,163
Effective interest rate																																											11.00%
Common stock, par value (in Dollars per share)																									$ 0.001
Equal to lowest percentage																									75.00%
Repaid principal amount																																	$ 1,314,286
Shares of common stock (in Shares)																																	39,637
The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																							$ 75,610						399,964		$ 399,964		$ 399,964
Converted of principal amount																																	$ 900,000
Gross proceeds									$ 4,000,000
Warrants issued (in Shares)																															4,000,000		4,000,000
Debt issuance costs																													125,300		$ 125,300		$ 125,300
Principal outstanding percentage																																										110.00%
Accrue interest rate percentage																																										18.00%
Conversion price (in Dollars per share)																							$ 0.2
Debt percentage																							10.00%
Accrued interest																															88,368		75,674
Interest amount																																	75,674
The May 2022 Convertible Note Offering [Member] | Warrant [Member]
Convertible Notes Payable (Details) [Line Items]
Warrants issued (in Shares)									4,000,000
The May 2022 Convertible Note Offering [Member] | Maximum [Member]
Convertible Notes Payable (Details) [Line Items]
Gain loss on extinguishment of debt																							$ 1,083,684
The May 2022 Convertible Note Offering [Member] | Minimum [Member]
Convertible Notes Payable (Details) [Line Items]
Gain loss on extinguishment of debt																							$ 331,861
The May 2021 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																																	1,601,452
The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																													214,981		$ 214,981		$ 214,981
Gross proceeds																								$ 2,150,000
Warrants issued (in Shares)																															2,150,000		2,150,000
Principal outstanding percentage																																										110.00%
Accrue interest rate percentage																																										18.00%
Conversion price (in Dollars per share)																							$ 0.2
Debt percentage																							10.00%
Gain loss on extinguishment of debt																							$ 339,594
Conversion price per share (in Dollars per share)																								$ 2
Gain on extinguishment of debt																							$ 230,162
The July 2022 Convertible Note Offering [Member] | Warrant [Member]
Convertible Notes Payable (Details) [Line Items]
Warrants issued (in Shares)																								2,150,000
The July 2022 Convertible Note Offering [Member] | Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)																								$ 0.001
The First October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Equal to lowest percentage					75.00%									75.00%
Debt discount																																	$ 4,250
Common stock, par value (in Dollars per share)					$ 0.001									$ 0.001
Convertible note												$ 104,250
Note accrues interest rate												10.00%
The Second February 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Effective interest rate																										11.00%
Common stock, par value (in Dollars per share)																$ 0.001
Equal to lowest percentage																75.00%
Debt discount																													4,250		$ 4,250		37,163
Converted of principal amount																																	$ 74,850
Shares of common stock (in Shares)																																	216,842
Convertible note																										$ 337,163
Interest amount																										$ 37,425
The Second October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																													45,000		$ 45,000		$ 45,000
Shares of common stock (in Shares)																															815,000		815,000
Common stock, par value (in Dollars per share)													$ 0.001									$ 0.001
Debt issuance costs																													17,850		$ 17,850		$ 17,850
Convertible note																																									$ 300,000
Note accrues interest rate																																									10.00%
Original issue discount																															409,945		409,945
The Third October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																																	$ 1,833,300
Shares of common stock (in Shares)																																	4,333,250
Common stock, par value (in Dollars per share)											$ 0.001	$ 0.001
Debt issuance costs																													166,650		166,650		$ 166,650
Convertible note											$ 1,666,650
Equal price per shares (in Dollars per share)											$ 0.2	$ 0.2
Beneficial conversion feature																															1,666,650		1,666,650
Converted amount																																	800,000
The December 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																													241,773		$ 241,773		$ 241,773
Shares of common stock (in Shares)																															2,500,000		2,500,000
Common stock, par value (in Dollars per share)													0.001
Convertible note																																								$ 750,000
Equal price per shares (in Dollars per share)													$ 0.2
Beneficial conversion feature																															$ 508,227		$ 508,227
Conversion amount																															500,000
Converted amount																																	500,000
The January 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																													847,500		847,500
Common stock, par value (in Dollars per share)										$ 0.001
Debt issuance costs																													97,500		97,500
Convertible note										$ 847,500
Equal price per shares (in Dollars per share)										$ 0.2
Beneficial conversion feature																															750,000
The February 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt issuance costs																													137,500		137,500
Equal price per shares (in Dollars per share)							$ 0.2
The March 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																													4,250		4,250
Convertible note																																							$ 129,250
Note accrues interest rate																																							10.00%
The April 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt issuance costs																													9,500		$ 9,500
Convertible note																																					$ 109,250
Interest rate																																					10.00%
The First May 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount			$ 60,000
Common stock, par value (in Dollars per share)			$ 0.001
Convertible note			$ 275,000
Interest rate			10.00%
The Second May 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Equal to lowest percentage																															61.00%
Common stock, par value (in Dollars per share)																															$ 0.001
Debt issuance costs																													16,250		$ 16,250
Convertible note																																				$ 86,250
Interest rate																																				10.00%
Shares issued (in Shares)																																				11,021
The June 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Accrued interest																															2,434
Convertible note																																			$ 86,100
Interest rate																																			18.00%
Convertible per share (in Dollars per share)																																			$ 0.2
The First July 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Equal to lowest percentage																				61.00%
Debt discount																																	68,000
Converted of principal amount																																		$ 68,000
Shares of common stock (in Shares)																																		35,469
Common stock, par value (in Dollars per share)																				$ 0.001
Convertible note																				$ 68,000
Note accrues interest rate																				10.00%
Derivative liability																				$ 112,743
Derivative expense																																	44,743
Interest amount																																		$ 3,400
The September 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																																	$ 68,255
Common stock, par value (in Dollars per share)																			$ 0.001
Warrants issued (in Shares)																																	85,555
Debt issuance costs																																	$ 146,393
Convertible note																																														$ 385,000
Note accrues interest rate																																														12.00%
Interest																																		46,200
The First December 2020 convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)																		$ 0.001
Convertible note																		$ 600,000
Note accrues interest rate																		12.00%
The July 2021 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Promissory notes																																															$ 168,850
Equal to lowest percentage																												75.00%
Debt discount																																	96,803
Converted of principal amount																																	$ 168,850
Shares of common stock (in Shares)																																	109,435
Common stock, par value (in Dollars per share)																												$ 0.001
Debt issuance costs																																	$ 3,000
Note accrues interest rate																																															6.00%
Interest amount																																	4,605
Derivative liabilities																																												$ 100,532
The Third October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																													1,833,300		1,833,300
The February 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note							$ 1,387,500
Forecast [Member] | The March 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Equal to lowest percentage		65.00%
Common stock, par value (in Dollars per share)		$ 0.001
Forecast [Member] | The April 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Equal to lowest percentage	65.00%
Common stock, par value (in Dollars per share)	$ 0.001
The Second February 2022 Loan Agreement [Member] | The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																													15,163		15,163		15,163
Converted of principal amount																																	12,783
Convertible Notes Payable [Member] | The First December 2020 convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																																		600,000
Convertible Notes Payable [Member] | The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Converted of principal amount									$ 51,132
Shares of common stock (in Shares)									113,601
Convertible Notes Payable [Member] | The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																													1,895,391		1,895,391		1,895,391
Repaid principal amount																																	63,915
Converted of principal amount																																	$ 51,132
Shares of common stock (in Shares)																																	39,637
Gross proceeds																									$ 4,000,000
Conversion price per share (in Dollars per share)																									$ 2
Convertible Notes Payable [Member] | The May 2022 Convertible Note Offering [Member] | Warrant [Member]
Convertible Notes Payable (Details) [Line Items]
Warrants issued (in Shares)																									4,000,000
Convertible Notes Payable [Member] | The May 2022 Convertible Note Offering [Member] | Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)																									$ 0.001
Convertible Notes Payable [Member] | The May 2021 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																																	$ 666,669
Converted of principal amount																																		$ 4,666,669
Shares of common stock (in Shares)																																		933,334
Common stock, par value (in Dollars per share)									$ 0.001								$ 0.001
Conversion price per share (in Dollars per share)									$ 2								$ 5
Warrants issued (in Shares)																																	1,090,908
Debt issuance costs																																	$ 539,509
Aggregate gross proceeds																	$ 3,690,491
Debt discount																	$ 1,090,908
Convertible Notes Payable [Member] | The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Repayment towards notes																															$ 1,500,000
Convertible Notes Payable [Member] | The Third October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Shares of common stock (in Shares)																															4,333,250		4,000,000
Remaining balance amount																													866,650		$ 866,650
Convertible Notes Payable [Member] | The February 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)							$ 0.001
Convertible Notes Payable [Member] | The October 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Equal to lowest percentage																											75.00%
Debt discount																																	$ 19,400
Converted of principal amount																																		$ 169,400
Shares of common stock (in Shares)																																		55,631
Common stock, par value (in Dollars per share)																											$ 0.001
Convertible note																																													$ 169,400
Note accrues interest rate																																													6.00%
Interest amount																																		$ 4,620
Derivative liabilities																			$ 74,860
Convertible Notes Payable [Member] | The First December 2020 convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																																	110,300
Shares of common stock (in Shares)																		45,000
Debt issuance costs																																	$ 113,481
Shares issued (in Shares)																																	45,000
Interest amount																																		$ 4,340
Domestic Line of Credit [Member] | The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																													$ 863,792		$ 863,792		$ 863,792